Income Taxes - Deferred Tax Presented in Consolidated Statement of Financial Position (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 28,942	$ 23,772
Deferred tax liabilities	(10,055)	(10,706)
Net deferred tax assets	$ 18,887	$ 13,066